FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL AND CAPITAL RISK MANAGEMENT
summarizes the maturities of the Company's financial liabilities
	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 – 3 years	4 – 5 years	After 5 years
Accounts payable and accrued liabilities	$2,847	$2,847	$2,847	$-	$-	$-
Lease liability	315	350	168	182	-	-